Fair Value Measurements (Details 1) - Warrants Liability [Member] - USD ($) $ in Thousands	8 Months Ended	12 Months Ended
	Aug. 18, 2017	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant liabilities fair value, Beginning balance	$ 1,344	$ 1,344
Changes in the fair value	200		1,332
Transfer to permanent equity		(1,544)	12
Warrant liabilities fair value, Ending balance	$ 1,544		$ 1,344